DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

24.	DISCONTINUED OPERATIONS

During the fiscal year ended June 27, 2020, the Company contemplated the divesture of non-core assets and management entered into a plan to sell its operations in the state of Arizona. Consequently, assets and liabilities allocable to the operations within the state of Arizona were classified as a discontinued operation. The assets associated with the Arizona component have been measured at the lower of their carrying amount or FVLCTS. Revenue and expenses, gains or losses relating to the discontinuation of Arizona operations have been eliminated from profit or loss from the Company’s continuing operations and are shown as a single line item in the unaudited interim Condensed Consolidated Statements of Operations.

During the fiscal year ended June 27, 2020, the Company began separate negotiations to sell its operations in the state of Arizona, including the related management entities. In October 2020, Kannaboost Technology Inc. and CSI Solutions LLC (collectively referred to as “Level Up”) was sold at auction for a total sales price of $25,150,000, of which the Company has not received the proceeds as of March 27, 2021. Refer to “Note 21 - Commitments and Contingencies” for further information. All outstanding membership interests in Level Up and all operational control and risk of loss was transferred to the purchaser on November 5, 2020. Upon deconsolidation, the Company will not have any continuing involvement with the former subsidiary outside of the litigation disclosed in “Note 21 – Commitments and Contingencies”. The Company recognized a loss upon sale of membership interests of $1,628,124 for the net carrying value of the assets as of the disposition date which was determined as the book value less direct costs to sell and is recognized on the unaudited interim Condensed Consolidated Statements of Operations during the nine months ended March 27, 2021. On June 29, 2020, the Company entered into a non-binding term sheet for the remaining Arizona subsidiary classified as discontinued operations for total gross proceeds of $9,000,000, subject to certain adjustments. As of March 27, 2021, the contemplated transaction is subject to customary closing conditions and is expected to close within the next twelve months. After the close of the transaction, there will be no continued involvement with the sellers.

On January 29, 2018, the Company acquired all membership interests and assets in Project Compassion NY, LLC (“Project Compassion”) as a part of the formation of MM Enterprises USA through a joint venture. Through Project Compassion, the Company has one cultivation and production facility in Utica, New York, and operates four dispensaries in the state of New York that are located in Buffalo, Lake Success, Salina and Manhattan (collectively, “MedMen NY, Inc.”). During the three months ended March 27, 2021, the Company contemplated the divesture of non-core assets and management entered into a plan to sell MedMen NY, Inc. On February 25, 2021, the Company entered into a definitive investment agreement to sell a controlling interest in MedMen NY, Inc. equity of approximately 86.7% with the option to purchase the remaining equity of approximately 13.3% that the Company will retain in MedMen NY, Inc. following the sale for a total sales price of up to $73,000,000. In conjunction with the investment agreement, MedMen NY, Inc. will engage the services of the purchaser pursuant to a management agreement until regulatory approval has been obtained. The aggregate sales price consists of a cash purchase price of $35,000,000, subject to adjustments and a senior secured promissory note of $28,000,000 which shall be assigned to Hankey Capital in partial satisfaction of the outstanding debt, and within five business days after the first sale by MedMen NY, Inc. of adult-use cannabis products at one or more of its retail store locations, additional shares of MedMen NY, Inc. will be purchased for $10,000,000 in cash. The proceeds in cash will be used to repay a portion of the Hankey Capital notes payable due by the Company. Accordingly, interest expense and amortization of debt discounts and loan origination fees related to the Senior Secured Term Loan Facility totalling $4,797,506 and $2,308,388, was allocated to discontinued operations for the three months ended March 27, 2021 and 2020, respectively and $13,329,130 and $7,507,064 for the nine months ended March 27, 2021 and 2020, respectively. Refer to “Note 12 - Notes Payable” for discussion on the outstanding Facility. As of March 27, 2021, the initial closing of the investment has not occurred and is expected to close within the next twelve months.

Consequently, assets and liabilities allocable to the operations within the state of New York were classified as a discontinued operation. Revenue and expenses, gains or losses relating to the discontinuation of New York operations have been eliminated from profit or loss from the Company’s continuing operations and are shown as a single line item in the unaudited interim Condensed Consolidated Statements of Operations. The assets associated with the New York component have been measured at the lower of the carrying amount or FVLCTS.

The Company will continue to operate the remaining Arizona and New York operations until the ultimate sale of the components. The operating results of the discontinued operations are summarized as follows:

	Three Months Ended		Nine Months Ended
	March 27,	March 28,	March 27,	March 28,
	2021	2020	2021	2020

Revenue	$7,387,484	$5,865,570	$15,768,813	$18,856,242
Cost of Goods Sold	4,621,955	4,746,321	9,788,393	14,051,806

Gross Profit	2,765,529	1,119,249	5,980,420	4,804,436

Expenses:
General and Administrative	3,215,889	4,471,200	9,415,436	14,853,915
Sales and Marketing	21,756	2,986	52,857	45,991
Depreciation and Amortization	1,003,276	518,691	2,528,380	2,932,558
Gain on Disposal of Assets	(13,375,430)	-	(13,375,430)	-
Impairment Expense	-	-	-	46,702,659

Total Expenses	(9,134,509)	4,992,877	(1,378,757)	64,535,123

Operating Income (Loss) from Discontinued Operations	11,900,038	(3,873,628)	7,359,177	(59,730,687)

Other Expense (Income):
Interest Expense	2,629,476	1,985,129	7,549,165	4,066,905
Interest Income	(1,545)	-	(1,545)	-
Amortization of Debt Discount and Loan Origination Fees	2,197,946	323,916	5,834,043	3,444,098
Other (Income) Expense	(177,006)	(584)	(174,341)	77,494

Total Other Expense	4,648,871	2,308,461	13,207,322	7,588,497

Income (Loss) on Discontinued Operations Before Provision for Income Taxes	7,251,167	(6,182,089)	(5,848,145)	(67,319,184)
Provision for Income Tax Benefit (Expense)	358,816	338,376	(175,284)	8,522,082

Income (Loss) on Discontinued Operations	$7,609,983	$(5,843,713)	$(6,023,429)	$(58,797,102)

The carrying amounts of assets and liabilities in the disposal group are summarized as follows:

	March 27,	June 27,
	2021	2020

Carrying Amounts of the Assets Included in Discontinued Operations:

Cash and Cash Equivalents	$1,115,295	$1,198,390
Restricted Cash	5,280	8,844
Accounts Receivable	744,830	283,730
Prepaid Expenses	371,185	172,403
Inventory	6,252,896	6,985,120
Other Current Assets	-	64,600

TOTAL CURRENT ASSETS (1)

Property and Equipment, Net	15,344,556	15,213,580
Operating Lease Right-of-Use Assets	24,428,302	26,349,789
Intangible Assets, Net	14,255,791	18,936,173
Goodwill	960,691	960,692
Other Assets	525,646	1,688,316

TOTAL NON-CURRENT ASSETS (1)

TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$64,004,472	$71,861,637

Carrying Amounts of the Liabilities Included in Discontinued Operations:

Accounts Payable and Accrued Liabilities	$4,898,172	$6,231,931
Income Taxes Payable	1,273,275	775,714
Other Current Liabilities	326,567	22,747
Current Portion of Operating Lease Liabilities	2,425,234	1,824,862

TOTAL CURRENT LIABILITIES (1)

Operating Lease Liabilities, Net of Current Portion	25,540,209	25,417,774
Finance Lease Liabilities, Net of Current Portion	349,312	-
Deferred Tax Liabilities	9,710,451	14,663,497

TOTAL NON-CURRENT LIABILITIES (1)

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$44,523,220	$48,936,525

(1)	The assets and liabilities of the remaining Arizona disposal group and MedMen NY, Inc. classified as held for sale are classified as current on the unaudited interim Condensed Consolidated Balance Sheets as of March 27, 2021 because it is probable that the sale will occur and proceeds will be collected within one year. The assets and liabilities of Level Up classified as held for sale are classified as current in the amounts of $21,181,051 and $15,060,302, respectively, on the audited Consolidated Balance Sheets as of June 27, 2020. The assets and liabilities of MedMen NY, Inc. classified as held for sale are classified as current and noncurrent in the amounts of $4,440,127and $46,228,551, respectively, on the audited Consolidated Balance Sheets as of June 27, 2020. The liabilities of MedMen NY, Inc. classified as held for sale are classified as current and noncurrent in the amounts of $2,915,276 and $30,960,947, respectively, on the audited Consolidated Balance Sheets as of June 27, 2020.

26.	DISCONTINUED OPERATIONS

On December 3, 2018, the Company acquired EBA Holdings, Inc. d/b/a Monarch Wellness Center, an Arizona-based medical cannabis license holder with dispensary, cultivation and processing operations, through the acquisition of Omaha Management Services, LLC (collectively, “Monarch”). As part of the acquisition of Monarch, the Company acquired a dispensary license and customer relationships, including co-manufacturing and licensing agreements within the state of Arizona. The Company recorded goodwill of $16,912,951 as a result of the business acquisition, as further discussed in “Note 9 - Business Acquisitions”.

On February 13, 2019, the Company acquired Level Up. As part of the acquisition of Level Up, the Company acquired licenses for two vertically-integrated operations in Arizona, which include retail locations in Scottsdale and Tempe and cultivation and production facilities in Tempe and Phoenix. The Company recorded goodwill of $14,860,708 as a result of the business acquisition, as further discussed in “Note 9 - Business Acquisitions”.

During the fiscal second quarter of 2020, the Company contemplated the divesture of non-core assets and management entered into a plan to sell its operations in the state of Arizona. During the fiscal year ended June 27, 2020, the Company entered into binding and non-binding term sheets and began separate negotiations to sell its operations in the state of Arizona, including the related management entities, for total gross proceeds of approximately $25,500,000. The contemplated transactions are subject to customary closing conditions and is expected to close within the next twelve months. After the close of the transaction, there will be no continued involvement with the sellers.

Consequently, assets and liabilities allocable to the operations within the state of Arizona were classified as a disposal group. Revenue and expenses, gains or losses relating to the discontinuation of Arizona operations have been eliminated from profit or loss from the Company’s continuing operations and are shown as a single line item in the Consolidated Statements of Operations. The assets associated with the Arizona disposal group have been measured at the lower of its carrying amount or FVLCTS.

The Company will continue to operate the Arizona operations until the ultimate sale of the disposal group. Net operating loss of the discontinued operations and the gain or loss from re-measurement of assets and liabilities classified as held for sale are summarized as follows:

	2020	2019

Revenue	$15,164,131	$10,044,235
Cost of Goods Sold	11,947,208	4,010,987

Gross Profit	3,216,923	6,033,248

Expenses:
General and Administrative	6,905,155	4,702,461
Sales and Marketing	81,489	-
Depreciation and Amortization	1,532,792	1,280,090

Total Expenses	8,519,436	5,982,551

Loss from Operations	(5,302,513)	50,697

Other Expense (Income):
Impairment of Assets	46,702,660	-
Other Expense	5,385	167,550

Total Other Expense	46,708,045	167,550

Loss on Discontinued Operations Before Provision for Income Taxes	(52,010,559)	(116,853)
Provision for Income Tax (Expense) Benefit	1,229,520	(1,147,343)

Loss on Discontinued Operations	$(50,781,039)	$(1,264,196)

The carrying amounts of assets and liabilities in the disposal group are summarized as follows:

	2020	2019

Carrying Amounts of the Assets Included in Discontinued Operations:

Cash and Cash Equivalents	$522,966	$527,377
Accounts Receivable	274,886	865,485
Prepaid Expenses	74,622	249,309
Inventory	3,323,978	5,752,847
Other Current Assets	64,600	-

TOTAL CURRENT ASSETS (1)		7,395,018

Property and Equipment, Net	4,288,808	4,633,289
Operating Lease Right-of-Use Assets	5,257,327	-
Intangible Assets, Net	7,260,288	20,449,002
Goodwill	-	31,773,659
Other Assets	113,576	114,576

TOTAL NON-CURRENT ASSETS (1)		56,970,526

TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$21,181,051	$64,365,544

Carrying Amounts of the Liabilities Included in Discontinued Operations:
Accounts Payable and Accrued Liabilities	$2,126,162	$1,742,133
Income Taxes Payable	946,679	1,899,487
Other Current Liabilities	22,747	-
Current Portion of Operating Lease Liabilities	385,699	-

TOTAL CURRENT LIABILITIES (1)		3,641,620

Operating Lease Liabilities, Net of Current Portion	5,300,936	-
Deferred Tax Liabilities	6,278,079	7,185,447

TOTAL NON-CURRENT LIABILITIES (1)		7,185,447

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$15,060,302	$10,827,067

(1)	The assets and liabilities of the disposal group classified as held for sale are classified as current on the Consolidated Balance Sheets as of June 27, 2020 because it is probable that the sale will occur and proceeds will be collected within one year.